Mortgage Servicing Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Activity for Residential First Mortgage MSRs
Balance, January 1	$ 14,900,000,000		$ 19,465,000,000
Additions	1,656,000,000		3,626,000,000
Sales	(896,000,000)		(110,000,000)
Impact Of Customer Payments	(2,621,000,000)	[1]	(3,760,000,000)	[1]
Impact Of Changes In Interest Rates And Other Market Factors	(4,890,000,000)	[2]	(3,224,000,000)	[2]
Model And Other Cash Flow Assumption Changes:
Projected Cash Flows, Primarily Due to Increases in Cost to Service Loans	(2,306,000,000)	[3]	(3,161,000,000)	[3]
Impact of Changes in the Home Price Index	428,000,000	[3]	937,000,000	[3]
Impact of Changes in the Prepayment Model	1,818,000,000	[3]	1,298,000,000	[3]
Other Model Changes	(711,000,000)	[3]	(171,000,000)	[3]
Balance, December 31	7,378,000,000		14,900,000,000
Mortgage Loans Serviced For Investors (in billions)	1,379,000,000,000		1,628,000,000,000
Commercial and Residential Reverse Mortgage [Member]
Servicing Assets at Fair Value [Line Items]
Servicing Asset at Amortized Cost	$ 132,000,000		$ 277,000,000

[1]	Represents the change in the market value of the MSR asset due to the impact of customer payments received during the period.
[2]	These amounts reflect changes in the modeled MSR fair value largely due to observed changes in interest rates, volatility, spreads and the shape of the forward swap curve.
[3]	These amounts reflect periodic adjustments to the valuation model as well as changes in certain cash flow assumptions such as costs to service and ancillary income per loan.